Commitments and Contingencies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Nov. 01, 2016	Jan. 31, 2019
Subsequent Event [Member]
Loss Contingencies [Line Items]
Deferred Underwriting fees Payable		$ 3,250
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Underwriting Discount Paid Per Unit	$ 0.20
Underwriting Discount Payable Per Unit	$ 0.35
Deferred Underwriting fees Payable	$ 19,320
Payments for Underwriting Expense	$ 11,040